SHAREHOLDER’S EQUITY (Details Narrative)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 01, 2026 shares	Mar. 28, 2024 $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 $ / shares
Subsidiary, Sale of Stock [Line Items]
Cash and non-cash consideration						$ 3,867,050		$ 3,867,050
Sale of 610,500 private placement units											$ 6,105,000
Common stock, shares outstanding | shares			4,249,090	4,249,090		4,249,090		4,249,090			4,249,090
Share price | $ / shares			$ 10.05	$ 10.05		$ 10.05		$ 10.05
Net proceeds											$ 6,105,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of IPO shares | shares		610,500
Sale of Stock, Price Per Share | $ / shares		$ 10.00
GNQ INSILICO INC [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares | shares	20,000
Cash and non-cash consideration			$ 500,000,000
Share issue expenses							$ 305,600
Common stock, shares outstanding | shares			26,939,850	26,939,850	22,271,250	26,939,850	26,939,850		21,351,250
Issuance of warrants | shares									360,880
Outstanding amount			$ 176,340	$ 176,340		$ 176,340	$ 176,340		$ 176,340
Share price | $ / shares			$ 18.5461	$ 18.5461		$ 18.5461	$ 10
Share subscription receivable			$ 71,740	$ 71,740		$ 71,740	$ 72,961		69,498
Net proceeds				30,000	$ 858,593		4,930,091		2,586,979
Equity Incentive Plan				58,834	$ 21,876		196,515
GNQ INSILICO INC [Member] | Share Subscription Receivable [Member]
Subsidiary, Sale of Stock [Line Items]
Share issue expenses
GNQ INSILICO INC [Member] | Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares							305,600
Share issue expenses							$ 305,600
GNQ INSILICO INC [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares | shares					1,017,000		5,283,000		2,385,000	2,385,000
Cash and non-cash consideration				30,000			$ 4,950,870		$ 1,746,170
Sale of 610,500 private placement units					$ 858,593		$ 16,000
Incremental costs				10,075
Net proceeds				$ 19,925
GNQ INSILICO INC [Member] | Private Placement [Member] | Share Subscription Receivable [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of IPO shares | shares									150,000	150,000
Share price | (per share)									$ 0.7265				$ 1
Aggregate subscription price									$ 108,975	$ 150,000
Number of shares settled by way of cash proceeds | shares									100,000	100,000
Number of remaining shares settled by way of cash proceeds | shares									50,000	50,000
Number of shares settled by way of cash proceeds, value									$ 36,325	$ 50,000
Sale of Stock, Price Per Share | (per share)									$ 0.985				$ 1.35
GNQ INSILICO INC [Member] | Private Placement [Member] | Share Subscription Receivable [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares transferred | shares	74,074
GNQ INSILICO INC [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares | shares									5,870,000	5,870,000
Sale of 610,500 private placement units									$ 3,449,212
My Next Health Inc [Member] | GNQ INSILICO INC [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares | shares												10,000,000
Sale of IPO shares | shares												593,220
Cash and non-cash consideration												$ 529,270
Sale of 610,500 private placement units												$ 126,132
Trenchant Technologies Capital Corp Member] | GNQ INSILICO INC [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares | shares									2,503,030	2,503,030
Cash and non-cash consideration									$ 2,970,030
Sale of 610,500 private placement units									$ 209,199